Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
EXPENSES
General and administration	$ 911,506	$ 604,640	$ 1,487,708	$ 1,005,668
Sales and marketing	237,570	67,967	263,611	96,219
Share-based payments	694,987	208,426	710,774	539,974
Loss before other items	(1,844,063)	(881,033)	(2,462,093)	(1,641,861)
Finance income on sublease	378	1,224	1,314	5,560
Foreign exchange loss	(38,730)	(20,601)	(31,645)	(28,576)
Gain on sublease	1,481	1,481	2,962	2,962
Gain on derivative liabilities	186,378	0	186,378	0
Recovery of flow-through premium liability	0	146,313	0	146,313
Realized loss on marketable securities	(1,595)	0	(1,595)	0
Unrealized gain (loss) on marketable securities	1,500	1,000	1,850	(4,000)
Write-off of prepaid	(1,000)	0	(1,000)	0
Loss and comprehensive loss for the period	$ (1,695,651)	$ (751,616)	$ (2,303,829)	$ (1,519,602)
Basic and diluted loss per common share (in CAD per share)	$ (0.39)	$ (0.2)	$ (0.56)	$ (0.41)
Weighted average number of common shares outstanding (in shares)	4,327,750	3,815,068	4,150,843	3,717,179